Transamerica Series Trust
Supplement dated November 26, 2008
to the Statement of Additional Information dated November 10, 2008
The following information supplements and replaces certain information in “Appendix D — Portfolio Managers”:
Other Accounts Managed by the Portfolio Managers
Transamerica Capital Guardian Global VP

(as of September 30, 2008)	Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Terry Berkemeir	8	$2.27 billion	11	$6.02 billion	124	$25.11 billion
David I. Fisher	9	$13.31 billion	22	$20.84 billion	168	$44.91 billion
Richard N. Havas	6	$2.17 billion	20	$16.15 billion	155	$39.18 billion
Nancy J. Kyle	5	$2.06 billion	15	$15.10 billion	122	$28.32 billion
Lionel M. Sauvage	5	$2.06 billion	20	$18.92 billion	200	$48.65 billion
Rudolf M. Staehelin	3	$1.54 billion	15	$16.53 billion	170	$33.82 billion
Eric H. Stern	11	$3.11 billion	10	$3.09 billion	75	$13.77 billion
Fee Based Accounts
(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Terry Berkemeir	0	$0	0	$0	11	$3.53 billion
David I. Fisher	1	$0.79 billion	0	$0	6	$1.41 billion
Richard N. Havas	1	$0.79 billion	0	$0	7	$1.49 billion
Nancy J. Kyle	1	$0.79 billion	0	$0	4	$1.18 billion
Lionel M. Sauvage	1	$0.79 billion	0	$0	13	$2.95 billion
Rudolf M. Staehelin	1	$0.79 billion	0	$0	10	$2.46 billion
Eric H. Stern	0	$0	0	$0	3	$1.76 billion

[1]	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

[2]	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

[3]	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

[4]	Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio managers and their families are not reflected.

Transamerica Capital Guardian U.S. Equity VP

(as of September 30, 2008)	Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Terry Berkemeir	8	$2.27 billion	11	$6.02 billion	124	$25.11 billion
Theodore R. Samuels	9	$3.10 billion	11	$2.03 billion	288	$18.29 billion
Eric H. Stern	11	$3.10 billion	10	$3.09 billion	75	$13.77 billion
Alan J. Wilson	13	$5.74 billion	10	$2.47 billion	69	$14.01 billion
Jim Kang	10	$3.23 billion	6	$0.98 billion	53	$9.02 billion
Fee Based Accounts
(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Terry Berkemeir	0	$0	0	$0	11	$3.53 billion
Theodore R. Samuels	0	$0	0	$0	2	$1.24 billion
Eric H. Stern	0	$0	0	$0	3	$1.76 billion
Alan J. Wilson	0	$0	0	$0	2	$1.14 billion
Jim Kang	0	$0	0	$0	1	$1.06 billion

[1]	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

[2]	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

[3]	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

[4]	Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio managers and their families are not reflected.
Transamerica Capital Guardian Value VP

(as of September 30, 2008)	Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Todd S. James	5	$1.59 billion	5	$0.33 billion	238	$6.89 billion
Gene Barron	1	$0.35 billion	2	$0.08 billion	8	$0.98 billion
Theodore R. Samuels	9	$2.62 billion	11	$2.03 billion	288	$18.29 billion
Fee Based Accounts
(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Todd S. James	0	$0	0	$0	1	$0.18 billion
Gene Barron	0	$0	0	$0	0	$0
Theodore R. Samuels	0	$0	0	$0	2	$1.24 billion

[1]	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

[2]	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

[3]	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

[4]	Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio managers and their families are not reflected.

Conflicts of Interest
Capital Guardian Trust Company (“CGTC”) has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CGTC believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
Compensation
At CGTC, portfolio managers and investment analysts are paid competitive salaries. In addition, they may receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indices reflecting their areas of expertise. Analysts are also subjectively compensated for their contributions to the research process.
The benchmarks used to measure performance of the portfolio managers for Transamerica Capital Guardian Global VP include, as applicable, an adjusted MSCI EAFE Index, a custom Non-US Equity Consultant Universe, a custom Lipper Global Index, an adjusted MSCI World Index, a customized Growth and Income Index based on the Lipper Growth and Income Index, and the MSCI USA Index; the benchmarks used to measure performance of the portfolio managers for Transamerica Capital Guardian U.S. Equity VP include the S&P 500 Index and a customized Growth and Income index based on the Lipper Growth and Income Index; and the benchmarks used to measure performance of the portfolio managers for Transamerica Capital Guardian Value VP include the Russell 1000 Value Index and a customized Growth and Income index based on the Lipper Growth and Income Index.
Ownership of Securities
To our knowledge, as of September 30, 2008, none of the portfolio managers beneficially owned shares of the portfolios.
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Investors Should Retain this Supplement for Future Reference

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